Right-of-Use Asset (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Right of Use Asset [Abstract]
Summary of Right of Use Assets	The following table presents details of movement in the carrying value of the right-of-use
asset:

	December 31, 2024	December 31, 2023
Balance, beginning	$46,660	$87,286
Depreciation	(57,687)	(42,644)
Lease extension	78,580	—
Foreign exchange	(530)	2,018

Balance, ending	$67,023	$46,660